Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Equity Awards
We grant stock options and PRSUs on an annual basis at regularly scheduled Compensation Committee meetings, the dates of which are typically determined approximately three years in advance. We grant PRSUs at each February Committee meeting, which typically occurs in the middle of February, usually a few weeks following the release of our annual earnings results. We grant stock options at each October Committee meeting. The Committee does not take into account material non-public

information when determining the timing or terms of option awards, nor do we time disclosure of material non-public

information for the purpose of affecting the value of executive compensation with such option awards. During fiscal 2024, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form

10-Q

or Form

10-K,

or the filing or furnishing of any Form

8-K

that disclosed any material

non-public

information.
In addition to the regular-cycle equity grants, the Committee may also make

“off-cycle”

grants of PRSUs, stock options, RSUs or other equity awards at other Committee meetings, in connection with an employee’s initial hire, promotion, or for other reasons.

Award Timing Method	We grant stock options and PRSUs on an annual basis at regularly scheduled Compensation Committee meetings, the dates of which are typically determined approximately three years in advance. We grant PRSUs at each February Committee meeting, which typically occurs in the middle of February, usually a few weeks following the release of our annual earnings results. We grant stock options at each October Committee meeting.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Committee does not take into account material

non-public

information when determining the timing or terms of option awards, nor do we time disclosure of material non-public

information for the purpose of affecting the value of executive compensation with such option awards.
MNPI Disclosure Timed for Compensation Value	false